Operating Segments - Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	€ 71,578,566	€ 19,677,366		€ 8,020,249
Changes in inventories and raw materials and consumables used	(44,253,393)	(10,573,732)	[1]	(3,663,974)	[1]
Changes in inventories and raw materials and consumables used	(44,253,393)	(10,573,732)		(3,663,974)
Employee benefits	(29,666,085)	(9,805,596)	[1]	(3,916,719)	[1]
Other operating expenses	(43,405,300)	(8,191,740)	[1]	(5,125,236)	[1]
Amortization and depreciation	(8,483,056)	(2,378,741)	[1]	(762,706)	[1]
Net Other Income/(Expense)	655,981	288,876		80,258
Operating Loss	(53,573,287)	(10,983,567)	[1]	(5,368,128)	[1]
Total Assets	342,612,587	81,843,823	[2]	32,455,117
Total Liabilities	211,540,130	69,610,702	[2]	23,071,275
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	79,264,768	19,731,256		8,334,417
Changes in inventories and raw materials and consumables used	(50,420,183)	(10,590,267)		(3,663,974)
Employee benefits	(29,666,085)	(9,805,596)		(3,916,719)
Other operating expenses	(44,114,387)	(8,229,095)		(5,439,404)
Amortization and depreciation	(8,483,056)	(2,378,741)		(762,706)
Net Other Income/(Expense)	655,981	288,876		80,258
Operating Loss	(52,762,962)	(10,983,567)		(5,368,128)
Total Assets	471,715,616	83,461,249		33,105,244
Total Liabilities	226,055,392	69,960,146		23,453,600
Operating segments [member] | EMEA [member]
Disclosure of operating segments [line items]
Revenue	74,279,357	19,672,825		8,334,417
Changes in inventories and raw materials and consumables used	(47,056,000)	(10,557,378)		(3,673,217)
Employee benefits	(27,130,067)	(9,127,667)		(3,874,893)
Other operating expenses	(42,273,187)	(7,764,975)		(4,964,530)
Amortization and depreciation	(8,213,801)	(2,264,302)		(694,789)
Net Other Income/(Expense)	961,355	288,393		79,981
Operating Loss	(49,432,343)	(9,753,104)		(4,793,031)
Total Assets	343,319,707	83,201,776		32,491,710
Total Liabilities	210,417,348	69,231,444		22,782,328
Operating segments [member] | NORAM [member]
Disclosure of operating segments [line items]
Revenue	4,687,237	1,313
Changes in inventories and raw materials and consumables used	(3,345,489)	(13,062)
Employee benefits	(2,309,392)	(617,015)		(41,826)
Other operating expenses	(1,777,779)	(427,228)		(460,603)
Amortization and depreciation	(268,021)	(114,113)		(67,917)
Net Other Income/(Expense)	(306,052)
Operating Loss	(3,319,496)	(1,170,105)		(570,346)
Total Assets	128,311,702	233,335		351,299
Total Liabilities	15,621,782	707,877		657,730
Operating segments [member] | APAC [member]
Disclosure of operating segments [line items]
Revenue	298,174	57,118
Changes in inventories and raw materials and consumables used	(18,694)	(19,827)
Changes in inventories and raw materials and consumables used				9,243
Employee benefits	(226,626)	(60,914)
Other operating expenses	(63,421)	(36,892)		(14,271)
Amortization and depreciation	(1,234)	(326)
Net Other Income/(Expense)	678	483		277
Operating Loss	(11,123)	(60,358)		(4,751)
Total Assets	84,207	26,138		262,235
Total Liabilities	16,262	20,825		13,542
Consolidated adjustments and eliminations [member]
Disclosure of operating segments [line items]
Revenue	(7,686,202)	(53,890)		(314,168)
Changes in inventories and raw materials and consumables used	6,166,790	16,535
Other operating expenses	709,087	37,355		314,168
Operating Loss	(810,325)
Total Assets	(129,103,029)	(1,617,426)		(650,127)
Total Liabilities	€ (14,515,262)	€ (349,444)		€ (382,325)

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 3.
[2]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.